Fair Values of Financial Assets and Liabilities Classified Under Appropriate Level of Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	$ 247,859	$ 124,311	$ 137,502
Short-term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	615,003	479,173	296,003
Long-term bank loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial liabilities classified under appropriate level of fair value hierarchy	50,039	35,025
Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	7,246
Restricted Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	14,282
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	247,859	124,311	137,502
Fair Value, Inputs, Level 1 | Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	7,246
Fair Value, Inputs, Level 2 | Short-term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	615,003	479,173	296,003
Fair Value, Inputs, Level 2 | Long-term bank loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial liabilities classified under appropriate level of fair value hierarchy	50,039	35,025
Fair Value, Inputs, Level 2 | Restricted Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	$ 14,282